Lease Liabilities - Movement of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of Lease Liabilities [Roll Forward]
Balance at beginning of period	€ 8,070	€ 5,294
Additions	2,487	2,030
Sale of the towers division of Telxius		2,650
Principal and Interest Payments of Lease Liabilities	(2,361)	(1,859)
Principal payments (Note 28)	(1,996)	(1,782)
Interests payments (Note 28)	(365)	(246)
Minus: Payments of companies held for sale and sold		169
Disposals	(59)	(288)
Business combinations	124	14
Accrued interests	393	259
Translation differences and hyperinflation adjustments	246	29
Transfers and others	(223)	(59)
Balance at end of period	€ 8,677	8,070
Accrued interests of lease liabilities including held-for-sale		€ 274